LIMITED PARTNERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Jan. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Limited partners' equity
Disclosure of classes of share capital [line items]
Share issue related cost		$ 2	$ 2	$ 3	$ 4
Brookfield Holders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		313,640,823		313,640,823
Ownership percentage		48.00%		48.00%
Brookfield Holders | Ownership interest in BEP
Disclosure of classes of share capital [line items]
Ownership percentage		26.00%		26.00%
Brookfield Holders | Ownership interest in BRELP
Disclosure of classes of share capital [line items]
Ownership percentage		41.00%		41.00%
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		283,832,177		283,832,177		285,180,371
Percentage of units for normal course issuer bid						5.00%
Increase (decrease) in number of shares outstanding (in shares)				0	0
Ordinary shares | TerraForm Power Inc
Disclosure of classes of share capital [line items]
Payments for shares exchanged		$ 1	$ 1	$ 1	$ 1
Ordinary shares | Brookfield Holders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		74,339,049		74,339,049		74,339,049
GP interests | Brookfield Holders | Ownership interest in BEP
Disclosure of classes of share capital [line items]
Ownership percentage		0.01%		0.01%
GP interests | Brookfield Holders | Ownership interest in BRELP
Disclosure of classes of share capital [line items]
Ownership percentage		1.00%		1.00%
LP Units
Disclosure of classes of share capital [line items]
Maximum number of units for normal course issuer bid (in shares)						14,255,578
Number of shares repurchased and cancelled (in shares)		350,600	1,063,400	1,522,975	2,279,654
Purchase of preferred limited partner units for cancellation		$ 7	$ 23	$ 34	$ 52
Dividends recognised as distributions to owners per share (in dollars per share)	$ 1.492
Incremental increase in distributions (in dollars per share)	$ 0.07
Distributions paid		$ 104	$ 105	$ 207	$ 199
LP Units | Distribution reinvestment plan
Disclosure of classes of share capital [line items]
Units issued under distribution reinvestment plan (in units)		67,986	62,494	139,220	157,512
Exchangeable Shares
Disclosure of classes of share capital [line items]
Maximum number of units for normal course issuer bid (in shares)						8,982,042
Exchangeable Shares | TerraForm Power Inc
Disclosure of classes of share capital [line items]
Number of shares exchanged (in shares)		248	7,459	35,561	10,142
Redeemable Exchangeable Partnership Units And General Partnership Units
Disclosure of classes of share capital [line items]
Ownership percentage		25.00%		25.00%